Investment Objectives and Goals	Aug. 24, 2026
Pacer Metaurus High Income Autocallable ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Metaurus High Income Autocallable ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Metaurus High Income Autocallable ETF (the “Fund”) seeks to generate monthly income and provide reduced downside risk through exposure to the Metaurus High Income Autocallable Total Return Index (the “Autocallable Index”).
Pacer Metaurus Enhanced Core Income Autocallable ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Metaurus Enhanced Core Income Autocallable ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Metaurus Enhanced Core Income Autocallable ETF (the “Fund”) seeks to generate monthly income and provide reduced downside risk through exposure to the Metaurus Enhanced Core Income Autocallable Total Return Index (the “Autocallable Index”).